Leases - Summary of Future Minimum Payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 13,470
2023	12,663
2024	11,082
2025	7,086
2026	2,001
Thereafter	503
Total	46,805
Less: present value discount	(4,706)
Operating lease liabilities	$ 42,099	$ 56,227